Debt (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loan fees included in other interest and expense
Loss on early extinguishment of debt	$ 37.6	$ (33.1)	$ 0.0